STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of April 30, 2024 (Unaudited)

	Shares	Value
Class A Equity Shares
Art (a)(b)(c) - 109.1%
Masterworks 040, LLC-Gxhxexnxixe, Axdxrxixaxn; Lxixdxlxexsxs Exyxe, 2016	7,539	147,188
(Cost: $94,176, Acquisition Date: 03/28/2023)
Masterworks 041, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Zxixexgxe, 1984	22,709	431,469
(Cost: $437,337, Acquisition Date: 03/28/2023)
Masterworks 042, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Dxaxrxk Mxixlxk, 1986	36,778	846,920
(Cost: $362,749, Acquisition Date: 03/28/2023)
Masterworks 043, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1983	31,752	456,781
(Cost: $575,705, Acquisition Date: 03/28/2023)
Masterworks 044, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Mxixsxsxixsxsxixpxpxi, 1982	33,233	622,198
(Cost: $632,411, Acquisition Date: 03/28/2023)
Masterworks 046, LLC-Hxexrxrxexrxa, Cxaxrxmxexn; Gxrxexexn axnxd Oxrxaxnxgxe, 1958	31,607	723,174
(Cost: $746,610, Acquisition Date: 03/28/2023)
Masterworks 047, LLC-Cxoxnxdxo, Gxexoxrxgxe; Lxixsxtxexnxixnxg txo Vxoxixcxexs, 2010	8,308	170,760
(Cost: $169,134, Acquisition Date: 03/28/2023)
Masterworks 048, LLC-Fxoxrxg, Gxuxnxtxhxexr; Uxnxtxixtxlxexd, 2007	3,440	78,235
(Cost: $50,527, Acquisition Date: 03/28/2023)
Masterworks 049, LLC-Txexhx-xCxhxuxn, Cxhxu; Pxrxixnxtxexmxpxs Hxixvxexrxnxaxl, 1986-1987	69,058	1,243,196
(Cost: $1,218,133, Acquisition Date: 03/28/2023)
Masterworks 050, LLC-Sxhxixrxaxgxa, Kxaxzxuxo; Kxoxsxhxa, 1992	34,169	683,650
(Cost: $609,429, Acquisition Date: 03/28/2023)
Masterworks 053, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1997	26,183	447,546
(Cost: $439,150, Acquisition Date: 03/28/2023)
Masterworks 054, LLC-Mxixtxcxhxexlxl, Jxoxaxn; 12 Hxaxwxkxs axt 3 Ox’xCxlxoxcxk, 1962	125,241	2,873,104
(Cost: $2,114,770, Acquisition Date: 03/28/2023)
Masterworks 055, LLC-Mxaxrxtxixn, Axgxnxexs; Uxnxtxixtxlxexd #12, 1988	60,275	1,235,692
(Cost: $1,405,369, Acquisition Date: 03/28/2023)
Masterworks 056, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Uxnxtxixtxlxexd, 1967	65,886	1,140,546
(Cost: $1,098,247, Acquisition Date: 03/28/2023)
Masterworks 057, LLC-Gxixlxlxixaxm, Sxaxm; Txhxrxoxuxgxh, 1970	18,672	372,992
(Cost: $364,983, Acquisition Date: 03/28/2023)
Masterworks 058, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Axlxl Cxoxlxoxrxexd Cxaxsxt IxI, 1982	128,969	2,754,417
(Cost: $2,001,894, Acquisition Date: 03/28/2023)
Masterworks 059, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1984	42,995	666,483
(Cost: $677,421, Acquisition Date: 03/28/2023)
Masterworks 062, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 908-8, 2009	31,493	653,193
(Cost: $690,102, Acquisition Date: 03/28/2023)
Masterworks 063, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (Pxlxaxaxo), 2010	29,125	528,974
(Cost: $513,217, Acquisition Date: 03/28/2023)
Masterworks 064, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1985	87,882	1,442,135
(Cost: $1,520,910, Acquisition Date: 03/28/2023)
Masterworks 066, LLC-Gxhxexnxixe, Axdxrxixaxn; Axnxtxexlxoxpxe Axtxtxaxcxkxexd Nxexaxr Gxaxs Pxixpxe, 2018	32,215	648,021
(Cost: $673,318, Acquisition Date: 03/28/2023)
Masterworks 068, LLC-Wxoxux-xKxi, Zxaxo; 22.01.68, 1968	51,872	895,181
(Cost: $882,600, Acquisition Date: 03/28/2023)
Masterworks 071, LLC-Wxaxrxhxoxl, Axnxdxy; Dxoxlxlxaxr Sxixgxn, 1981	10,756	179,638
(Cost: $207,857, Acquisition Date: 03/28/2023)
Masterworks 072, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Uxnxtxixtxlxexd Pxixnxk (Sxfxmxoxmxa Bxexnxexfxixt), 2016	37,266	745,801
(Cost: $731,142, Acquisition Date: 03/28/2023)
Masterworks 073, LLC-Kxuxsxaxmxa, Yxaxyxox i; Pxaxcxixfxixcx-xOxcxexaxn, 2015	32,599	410,288
(Cost: $551,940, Acquisition Date: 03/28/2023)
Masterworks 074, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Rxexd Rxaxbxbxixt, 1982	68,406	1,523,484
(Cost: $1,200,489, Acquisition Date: 03/28/2023)
Masterworks 075, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxxtxexs Bxixlxd 940-7, 2015	51,332	1,015,773
(Cost: $785,686, Acquisition Date: 06/09/2023)
Masterworks 076, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 81 x 81 cm, 17 Février 2016	12,183	187,075
(Cost: $242,917, Acquisition Date: 03/28/2023)
Masterworks 079, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Sxexa ixn txhxe Exvxexnxixnxg Gxlxoxw, 1995	27,051	409,525
(Cost: $465,218, Acquisition Date: 03/28/2023)
Masterworks 080, LLC-Gxixlxlxixaxm, Sxaxm; Axtxmxoxsxpxhxexrxe, 1980	9,746	204,276
(Cost: $145,237, Acquisition Date: 06/09/2023)
Masterworks 083, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1991	37,535	745,895
(Cost: $754,102, Acquisition Date: 03/28/2023)
Masterworks 084, LLC-Fxoxrxg, Gxuxnxtxhxexr; Oxhxnxe Txixtxexl, 2008	12,403	239,434
(Cost: $232,897, Acquisition Date: 03/28/2023)
Masterworks 088, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 576-2, 1985	40,312	640,759
(Cost: $683,510, Acquisition Date: 06/09/2023)
Masterworks 089, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Mxixnxexrxaxl Kxixnxgxdxxoxm, 1976	9,998	239,465
(Cost: $172,725, Acquisition Date: 06/09/2023)
Masterworks 090, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1995	66,993	1,348,475
(Cost: $1,234,403, Acquisition Date: 06/09/2023)
Masterworks 091, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1990	44,694	937,550
(Cost: $735,178, Acquisition Date: 06/09/2023)
Masterworks 092, LLC-Bxaxnxkxsxy; Sxuxnxfxlxoxwxexrxs fxrxoxm Pxextxrxoxl Sxtxaxtxixoxn, 2005	74,082	1,424,182
(Cost: $1,050,648, Acquisition Date: 06/09/2023)

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of April 30, 2024 (Unaudited)

	Shares	Value
Masterworks 093, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Rxixpxe, 1967	202,181	3,919,541
(Cost: $3,623,072, Acquisition Date: 03/28/2023)
Masterworks 095, LLC-Sxhxixrxaxgxa, Kxaxzxuxo; Cxhxixkxexnx- xsxexi Kxexnxdxoxsxhxixn, 1961	33,680	618,328
(Cost: $535,685, Acquisition Date: 06/09/2023)
Masterworks 096, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Vxaxrxixextxixexs oxf Ixnxtxexrxnxaxl Txoxrxmxexnxt, 1998	36,314	789,931
(Cost: $608,673, Acquisition Date: 06/09/2023)
Masterworks 097, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Rxexd Gxoxd, 2015	21,260	496,049
(Cost: $377,567, Acquisition Date: 06/09/2023)
Masterworks 098, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (BxCxO), 2013	15,747	258,506
(Cost: $368,614, Acquisition Date: 06/09/2023)
Masterworks 099, LLC-Cxoxnxdxo, Gxexoxrxgxe; Mxaxrxy Mxaxgxdxaxlxexnxe, 2009	2,986	58,455
(Cost: $53,196, Acquisition Date: 06/09/2023)
Masterworks 101, LLC-Rxoxtxhxkxo, Mxaxrxk; Uxnxtxixtxlxexd, 1968	77,717	1,448,093
(Cost: $1,290,775, Acquisition Date: 06/09/2023)
Masterworks 103, LLC-Wxoxoxd, Jxoxnxaxs; Cxoxlxlxaxbxoxrxaxtxixoxn Axpxpxrxoxpxrxixaxtxixoxn 6, 2015	10,727	281,558
(Cost: $165,823, Acquisition Date: 06/09/2023)
Masterworks 104, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1999	6,504	113,861
(Cost: $75,114, Acquisition Date: 06/09/2023)
Masterworks 105, LLC-Rxixlxexy, Bxrxixdxgxext; Sxhxaxdxoxwxexd Pxlxaxcxe, 1985	25,947	358,188
(Cost: $362,980, Acquisition Date: 06/09/2023)
Masterworks 106, LLC-Mxixtxcxhxexlxl, Jxoxaxn; Uxnxtxixtxlxexd (Bxuxixsxsxoxnxnxixexrxe), 1962	36,715	867,557
(Cost: $763,793, Acquisition Date: 06/09/2023)
Masterworks 107, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 143 X 202 Cxm, 3 Jxaxnxvxixexr 2019, 2019	8,729	160,159
(Cost: $134,969, Acquisition Date: 06/09/2023)
Masterworks 108, LLC-Rxixlxexy, Bxrxixdxgxext; Axrxcxaxnxe, 1972	36,375	742,199
(Cost: $718,620, Acquisition Date: 05/26/2023)
Masterworks 109, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Nxo Hxoxpxexlxexsxs, 2007	72,352	1,365,217
(Cost: $1,261,199, Acquisition Date: 06/09/2023)
Masterworks 110, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1982	26,571	338,767
(Cost: $472,042, Acquisition Date: 06/09/2023)
Masterworks 111, LLC-Oxexhxlxexn, Axlxbxexrxt; 101 Kxoxpxfxe, 2005	26,658	424,553
(Cost: $430,233, Acquisition Date: 06/09/2023)
Masterworks 112, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 92 X 65 Cxm, 13 Mxaxrxs 2015, 2015	3,103	56,031
(Cost: $50,937, Acquisition Date: 06/09/2023)
Masterworks 113, LLC-Oxexhxlxexn, Axlxbxexrxt; Uxnxtxixtxlxexd, 2001	9,069	191,729
(Cost: $145,469, Acquisition Date: 06/09/2023)
Masterworks 114, LLC-Wxaxrxhxoxl, Axnxdxy; Fxlxoxwxexrxs, 1964	12,594	233,848
(Cost: $159,750, Acquisition Date: 06/09/2023)
Masterworks 115, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (JxAxAxTxO), 2009	9,039	122,668
(Cost: $189,472, Acquisition Date: 06/09/2023)
Masterworks 116, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Pxrxoxmxixsxe Lxaxnxd, 2012	64,744	1,078,959
(Cost: $1,191,769, Acquisition Date: 06/09/2023)
Masterworks 117, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Uxnxtxixtxlxexd, 1984	41,116	807,144
(Cost: $609,702, Acquisition Date: 06/09/2023)
Masterworks 118, LLC-Lxixgxoxn, Gxlxexnxn; Sxtxrxaxnxgxexr #55, 2011	20,421	347,847
(Cost: $325,350, Acquisition Date: 06/09/2023)
Masterworks 120, LLC-Bxaxnxkxsxy; Rxaxt & Hxexaxrxt, 2014	2,239	37,993
(Cost: $23,421, Acquisition Date: 06/09/2023)
Masterworks 121, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Mxy Wxhxoxlxe Fxaxmxixlxy ixs fxrxoxm Pxhxixlxlxy, 2014	98,543	1,491,862
(Cost: $1,927,648, Acquisition Date: 03/28/2023)
Masterworks 122, LLC-Bxaxnxkxsxy; Axgxexnxcxy Jxoxb (Gxlxexaxnxexrxs), 2009	18,687	304,441
(Cost: $276,008, Acquisition Date: 06/09/2023)
Masterworks 123, LLC-Oxexhxlxexn, Axlxbxexrxt; Gxlxaxtxt (Sxmxoxoxtxh), 2006	6,852	120,725
(Cost: $94,595, Acquisition Date: 06/09/2023)
Masterworks 124, LLC-Rxixlxexy, Bxrxixdxgxext; Bxlxuxe Qxuxixvxexr, 1983	42,339	745,971
(Cost: $742,474, Acquisition Date: 03/28/2023)
Masterworks 125, LLC-Cxoxnxdxo, Gxexoxrxgxe; Txrxaxnxsxpxaxrxexnxt Fxixgxuxrxexs, 2016	38,753	1,039,739
(Cost: $870,557, Acquisition Date: 06/09/2023)
Masterworks 126, LLC-Kxaxwxs; Cxhxuxm (KxCxOx9), 2016	3,682	67,314
(Cost: $59,301, Acquisition Date: 06/09/2023)
Masterworks 127, LLC-Gxhxexnxixe, Axdxrxixaxn; Axnxtxexlxoxpxe Axtxtxaxcxkxexd Nxexaxr Gxaxs Pxixpxe 2, 2019	29,047	537,349
(Cost: $545,341, Acquisition Date: 06/09/2023)
Masterworks 128, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (KxHxN), 2011	12,581	180,247
(Cost: $176,823, Acquisition Date: 06/09/2023)
Masterworks 129, LLC-Sxhxixrxaxgxa, Kxaxzxuxo; Cxhxixsxuxixsxexi Txsxuxhxixexn, 1961	26,889	601,969
(Cost: $551,913, Acquisition Date: 06/09/2023)
Masterworks 130, LLC-Gxhxexnxixe, Axdxrxixaxn; Txhxe Txrxixp, 2016	62,190	975,139
(Cost: $1,237,693, Acquisition Date: 03/28/2023)
Masterworks 131, LLC-Fxoxnxtxaxnxa, Lxuxcxixo; Cxoxnxcxextxtxo Sxpxaxzxixaxlxe, Axtxtxexsxe, 1964-5	11,508	168,571
(Cost: $170,827, Acquisition Date: 06/09/2023)
Masterworks 132, LLC-Bxoxextxtxi, Axlxixgxhxixexrxo; Sxexnxzxa Txixtxoxlo (I Vxexrxbxi Ixrxrxexgxoxlxaxrxi, Txoxcxcxhxi E Rxixnxtxoxcxcxhxi, Pxexr Nxuxoxvxi Dxexsxixdxexrxi)	2,295	44,730
(Cost: $30,752, Acquisition Date: 06/09/2023)
Masterworks 133, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd 665-4, 1988	13,336	311,736
(Cost: $264,379, Acquisition Date: 06/09/2023)
Masterworks 136, LLC-Pxrxixnxcxe, Rxixcxhxaxrxd; Axrxe Yxoxu Kxixdxdxixnxg?, 1988	28,221	497,288
(Cost: $495,240, Acquisition Date: 03/28/2023)

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of April 30, 2024 (Unaudited)

	Shares	Value
Masterworks 139, LLC-Oxexhxlxexn, Axlxbxexrxt; Uxnxtxixtxlxexd (22/87), 1987	25,638	422,694
(Cost: $420,364, Acquisition Date: 03/28/2023)
Masterworks 140, LLC-Rxixlxexy, Bxrxixdxgxext; Txixnxcxt, 1972	40,127	745,925
(Cost: $784,968, Acquisition Date: 03/28/2023)
Masterworks 142, LLC-Uxexcxkxexr, Gxuxnxtxhxexr; Fxexlxd 83/84, 1983-84	23,560	414,868
(Cost: $412,641, Acquisition Date: 03/28/2023)
Masterworks 145, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Rxexd Pxuxmxpxkxixn, 1996	7,905	157,882
(Cost: $153,986, Acquisition Date: 03/28/2023)
Masterworks 146, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Sxexaxfxoxoxd Sxtxoxcxk, 1986	20,406	429,763
(Cost: $399,733, Acquisition Date: 03/28/2023)
Masterworks 147, LLC-Axnxdxrxe, Cxaxrxl; Mxaxgxnxexsxixuxmx-xLxexaxd Pxlxaxixn, 1969	23,852	375,943
(Cost: $469,724, Acquisition Date: 03/28/2023)
Masterworks 148, LLC-Gxixlxlxixaxm, Sxaxm; Sxoxnxg Txrxoxpxixe, 1973	11,994	246,876
(Cost: $222,866, Acquisition Date: 03/28/2023)
Masterworks 152, LLC-Wxaxrxhxoxl Dxoxlxlxaxr Sxixgxn, 1982	9,175	149,165
(Cost: $178,763, Acquisition Date: 03/28/2023)
Masterworks 153, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Txextxhxyxs, 1981	16,909	333,168
(Cost: $330,126, Acquisition Date: 03/28/2023)
Masterworks 154, LLC- Kxaxwxs; Cxhxuxm (KxCxBx1), 2012	21,487	458,924
(Cost: $419,730, Acquisition Date: 03/28/2023)
Masterworks 156, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd Nxox. 10, 1988	45,604	671,232
(Cost: $682,250, Acquisition Date: 03/28/2023)
Masterworks 157, LLC-Cxoxnxdxo, Gxexoxrxgxe; Rxoxdxrxixgxo axnxd Hxixs Mxixsxtxrxexsxs, 2008	14,052	304,723
(Cost: $275,755, Acquisition Date: 03/28/2023)
Masterworks 158, LLC-Mxexhxrxextxu, Jxuxlxixe; Uxnxtxixtxlxexd, 2012	8,876	224,474
(Cost: $173,212, Acquisition Date: 03/28/2023)
Masterworks 159, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn (Ox.xKxe), 2004	22,704	488,642
(Cost: $408,857, Acquisition Date: 03/28/2023)
Masterworks 160, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 92 X 73 Cxm, 25 Oxcxtxoxbxrxe 1987, 1987	16,196	290,922
(Cost: $297,718, Acquisition Date: 03/28/2023)
Masterworks 162, LLC-Jxoxhxnxsxoxn, Rxaxsxhxixd; Uxnxtxixtxlxexd (Exsxcxaxpxe Cxoxlxlxaxgxe), 2019	13,820	153,848
(Cost: $275,517, Acquisition Date: 03/28/2023)
Masterworks 163, LLC-Kxaxtxz, Axlxexx; Kxyxm, 2004	7,757	170,241
(Cost: $169,190, Acquisition Date: 03/28/2023)
Masterworks 164, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xNxextxs (Dxkxkxn), 2010	34,549	439,715
(Cost: $689,025, Acquisition Date: 03/28/2023)
Masterworks 165, LLC-Jxuxdxd, Dxoxnxaxlxd; Uxnxtxixtxlxexd, 1988	12,698	277,623
(Cost: $292,420, Acquisition Date: 03/28/2023)
Masterworks 166, LLC-Kxaxwxs; Kxuxrxfxs (Lxaxuxgxhxixnxg), 2008	26,832	519,666
(Cost: $516,838, Acquisition Date: 03/28/2023)
Masterworks 167, LLC-Rxixlxexy, Bxrxixdxgxext; Dxexlxoxs, 1983	37,662	703,635
(Cost: $743,920, Acquisition Date: 05/26/2023)
Masterworks 168, LLC-Oxwxexnxs, Lxaxuxrxa; Uxnxtxixtxlxexd, 2016	9,753	213,051
(Cost: $190,767, Acquisition Date: 03/28/2023)
Masterworks 169, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; Mxoxrxnxixnxg Bxixrxd, 2022	11,972	211,343
(Cost: $234,203, Acquisition Date: 03/28/2023)
Masterworks 171, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; Mxexmxoxrxy Gxaxrxdxexn, 2020	11,384	174,048
(Cost: $222,877, Acquisition Date: 03/28/2023)
Masterworks 172, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Kxaxpxuxtxt Pxuxp Kxixnxg, 1999	19,732	386,376
(Cost: $385,056, Acquisition Date: 03/28/2023)
Masterworks 173, LLC-Yxixaxdxoxmx-xBxoxaxkxyxe, Lxyxnxextxtxe; Oxyxsxtxexr, 2012	19,708	348,093
(Cost: $385,530, Acquisition Date: 03/28/2023)
Masterworks 174, LLC-Cxhxaxnxexl Axbxnxexy, Nxixnxa; Axnxyxtxixmxe, Axnxyxpxlxaxcxe, 2018	6,026	85,468
(Cost: $133,313, Acquisition Date: 03/28/2023)
Masterworks 176, LLC-Kxaxwxs; Uxnxtxixtxlxexd (Kxuxrxf), 2008	19,726	422,020
(Cost: $389,680, Acquisition Date: 05/26/2023)
Masterworks 177, LLC-Kxaxtxz, Axlxexx; Pxixnxk Kxixmxoxnxo, Ixsxaxaxc Mxixzxrxaxhxi Sxexrxixexs, 1994	19,663	400,868
(Cost: $355,567, Acquisition Date: 03/28/2023)
Masterworks 178, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Bxrxixdxex’xs Dxoxoxr, 1967	29,381	588,936
(Cost: $580,420, Acquisition Date: 05/26/2023)
Masterworks 179, LLC-Wxoxux-xKxi, Zxaxo; 17.02.71-12.05.76, 1971	23,931	435,111
(Cost: $434,160, Acquisition Date: 03/28/2023)
Masterworks 180, LLC-Wxhxixtxnxexy, Sxtxaxnxlxexy; I Sxixnxg Rxexd axnxd Bxlxuxe, 2020	11,251	155,420
(Cost: $223,055, Acquisition Date: 03/28/2023)
Masterworks 182, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Pxuxmxpxkxixn, 1996	7,737	175,131
(Cost: $151,791, Acquisition Date: 03/28/2023)
Masterworks 186, LLC-Pxaxrxtxy, Nxixcxoxlxaxs; Lxaxnxdxsxcxaxpxe, 2017	33,634	596,741
(Cost: $663,340, Acquisition Date: 04/12/2023)
Masterworks 191, LLC-Cxoxnxdxo, Gxexoxrxgxe; Gxrxexexn axnxd Pxuxrxpxlxe Cxoxmxpxoxsxixtxixoxn, 2010	53,165	994,526
(Cost: $1,050,280, Acquisition Date: 05/26/2023)
Masterworks 192, LLC-Oxexhxlxexn, Axlxbxexrxt; Axuxf (Dxexr Sxtxrxaxsxsxe) Sxcxhxrxexixbxexn (Wxrxixtxixnxg (Oxn Txhxe Sxtxrxexext)), 2000	20,986	422,081
(Cost: $414,580, Acquisition Date: 05/26/2023)
Masterworks 193, LLC-Hxexrxrxexrxa, Cxaxrxmxexn; Nxoxcxhxe Vxexrxdxe, 2016	7,965	171,072
(Cost: $156,261, Acquisition Date: 03/28/2023)
Masterworks 196, LLC-Mxixtxcxhxexlxl, Jxoxaxn; Uxnxtxixtxlxexd, C. 1956	44,720	882,142
(Cost: $883,460, Acquisition Date: 05/26/2023)

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of April 30, 2024 (Unaudited)

	Shares	Value
Masterworks 197, LLC-Hxoxcxkxnxexy, Dxaxvxixd; Sxuxnxfxlxoxwxexr axnxd Txhxrxexe Oxrxaxnxgxexs, 1996	53,178	1,093,861
(Cost: $1,050,540, Acquisition Date: 05/26/2023)
Masterworks 214, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Pxixlxoxt, 1978	22,385	441,564
(Cost: $442,220, Acquisition Date: 05/26/2023)
Masterworks 215, LLC-Bxoxextxtxi, Axlxixgxhxixexrxo; Mxaxpxpxa, 1983	33,578	681,328
(Cost: $663,340, Acquisition Date: 05/26/2023)
Masterworks 217, LLC-Cxoxnxdxo, Gxexoxrxgxe; Cxoxnxsxtxrxuxcxtxexd Fxaxcxe, 2013	25,183	435,099
(Cost: $497,500, Acquisition Date: 05/26/2023)
Masterworks 218, LLC-Rxixlxexy, Bxrxixdxgxext; Gxrxexexnxsxlxexexvxexs, 1983	32,179	645,874
(Cost: $635,700, Acquisition Date: 05/26/2023)
Masterworks 219, LLC-Hxaxrxixnxg, Kxexixtxh; Uxnxtxixtxlxexd, 1984	52,651	861,102
(Cost: $1,053,020, Acquisition Date: 05/30/2023)
Masterworks 228, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Uxnxdxexr txhxe Hxaxzxy Sxkxy, 2012	127,273	2,995,485
(Cost: $2,515,140, Acquisition Date: 05/30/2023)
Masterworks 230, LLC-Kxaxwxs; Cxhxuxm (KxCxBx8), 2012	21,692	463,296
(Cost: $428,520, Acquisition Date: 05/26/2023)
Masterworks 236, LLC-Cxoxnxdxo, Gxexoxrxgxe; Exaxsxtxexr Sxuxnxdxaxy, 2011	35,612	788,916
(Cost: $704,680, Acquisition Date: 05/26/2023)
Masterworks 239, LLC-Bxrxoxwxn, Cxexcxixlxy; Txhxe Nxyxmxpxhxs Hxaxvxe Dxexpxaxrxtxexd, 2014	58,452	1,019,438
(Cost: $1,156,600, Acquisition Date: 05/26/2023)
Masterworks 241, LLC-Pxaxrxtxy, Nxixcxoxlxaxs; Txrxexexs, 2019	24,389	433,856
(Cost: $481,820, Acquisition Date: 05/26/2023)
Masterworks 245, LLC-Axy Txjxoxe, Cxhxrxixsxtxixnxe; Lxaxyxexr axs a Hxixdxixnxg Pxlxaxcxe, 2013	20,293	409,381
(Cost: $402,320, Acquisition Date: 05/26/2023)
Masterworks 254, LLC-Cxoxnxdxo, Gxexoxrxgxe, Ixnxsxixdxe txhxe Wxexsxt Wxixnxg, 1957	34,674	667,967
(Cost: $693,480, Acquisition Date: 01/12/2024)
Masterworks 258, LLC-Gxixlxlxixaxm, Sxaxm; Uxnxtxixtxlxexd	20,804	347,242
(Cost: $416,080, Acquisition Date: 10/30/2023)
Masterworks 261, LLC-Wxoxnxg, Mxaxtxtxhxexw; Uxnxtxixtxlxexd, 2017	38,481	800,393
(Cost: $762,940, Acquisition Date: 05/26/2023)
Masterworks 262, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Uxnxtxixtxlxexd, 1983	101,956	2,269,928
(Cost: $2,000,000, Acquisition Date: 10/30/2023)
Masterworks 268, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Wxoxuxnxdxexd	83,562	1,616,223
(Cost: $1,664,340, Acquisition Date: 10/30/2023)
Masterworks 273, LLC-Cxoxnxdxo, Gxexoxrxgxe; Hxuxmxaxn Rxaxgxe	26,417	652,685
(Cost: $527,040, Acquisition Date: 10/30/2023)
Masterworks 274, LLC-Cxoxnxdxo, Gxexoxrxgxe; Pxoxlxixtxixcxaxl Cxaxrxtxoxoxn Axbxsxtxrxaxcxtxixoxn	24,965	499,300
(Cost: $499,300, Acquisition Date: 03/05/2024)
Masterworks 275, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Ixnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxs (Txwxhxexrxo)	37,585	496,062
(Cost: $751,700, Acquisition Date: 10/30/2023)
Masterworks 278, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk, Mxaxqxuxaxn, 2015	29,826	594,152
(Cost: $596,520, Acquisition Date: 01/03/2024)
Masterworks 279, LLC-Kxuxsxaxmxa, Yxaxyxoxi; Nxextxs Oxbxsxexsxsxixoxn (Txoxwxe)	27,808	372,975
(Cost: $554,780, Acquisition Date: 10/30/2023)
Masterworks 282, LLC-Bxaxsxqxuxixaxt, Jxexaxnx-xMxixcxhxexl; Pxoxlxlxo Fxrxixtxo, 1982	120,000	2,399,412
(Cost: $2,400,000, Acquisition Date: 03/26/2024)
Masterworks 286, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Sxexa Mxoxnxsxtxexr	59,426	1,188,520
(Cost: $1,188,520, Acquisition Date: 03/05/2024)
Masterworks 300, LLC-Fxrxaxnxkxexnxtxhxaxlxexr, Hxexlxexn; Oxvxexr axnxd Axbxoxvxe	19,541	674,930
(Cost: $389,840, Acquisition Date: 10/30/2023)
Masterworks 304, LLC-Sxcxhxaxrxf, Kxexnxnxy; Exvxoxlxuxtxixoxn Rxexvxoxlxuxtxixoxn Ixv	8,251	164,648
(Cost: $165,020, Acquisition Date: 03/05/2024)
Masterworks 309, LLC-Cxoxnxdxo, Gxexoxrxgxe; Uxnxtxixtxlxexd (Pxaxixnxtxixnxg Dxrxaxwxixnxg 6)	8,276	165,425
(Cost: $165,520, Acquisition Date: 03/05/2024)
Masterworks 311, LLC-Rxuxsxcxhxa, Exdxwxaxrxd; Mxaxnxuxaxl Mxoxbxixlxixtxy	43,205	862,398
(Cost: $864,100, Acquisition Date: 03/05/2024)
Masterworks 312, LLC-Rxyxmxaxn, Rxoxbxexrxt; Fxixlxe	21,666	433,320
(Cost: $433,320, Acquisition Date: 03/05/2024)
Masterworks 318, LLC-Pxexyxtxoxn, Exlxixzxaxbxextxh; Hxaxixrxcxuxt (Bxexn & Sxpxexnxcxexr)	6,260	124,950
(Cost: $125,200, Acquisition Date: 03/05/2024)
Masterworks 325, LLC-Cxoxnxdxo, Gxexoxrxgxe; Excxsxtxaxtxixc Fxixgxuxrxexs	42,995	859,900
(Cost: $859,900, Acquisition Date: 03/05/2024)
Masterworks 326, LLC-Sxoxuxlxaxgxexsx, Pxixexrxrxe; Pxexixnxtxuxrxe 128 X 181 Cxm, 2009	20,804	312,372
(Cost: $416,080, Acquisition Date: 03/05/2024)
Masterworks 329, LLC-Fxoxrxg, Gxuxnxtxhxexr; Uxnxtxixtxlxexd	6,610	131,902
(Cost: $132,200, Acquisition Date: 03/05/2024)
Masterworks 334, LLC-Sxexox-xbxo, Pxaxrxk; Excxrxixtxuxrxe Nxo. 2-80-81	12,620	252,400
(Cost: $252,400, Acquisition Date: 03/05/2024)
Masterworks 338, LLC-Fxoxrxg, Gxuxnxtxhxexr; Uxnxtxixtxlxexd	5,892	117,574
(Cost: $117,840, Acquisition Date: 03/05/2024)
Masterworks 341, LLC-Wxoxoxl, Cxhxrxixsxtxoxpxhxexr; Uxnxtxixtxlxexd, 1990	55,478	1,109,560
(Cost: $1,109,560, Acquisition Date: 04/09/2024)
Masterworks 348, LLC-Kxaxtxz, Axlxexx; Rxaxixnxcxoxaxt Txrxixpxtxyxcxh	22,541	450,820
(Cost: $450,820, Acquisition Date: 03/05/2024)
Masterworks 371, LLC-Sxexox-xbxo, Pxaxrxk; Excxrxixtxuxrxe Nxo. 2-75	12,483	249,660
(Cost: $249,660, Acquisition Date: 03/05/2024)

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of April 30, 2024 (Unaudited)

	Shares	Value
Masterworks 380, LLC-Sxixnxgxexr, Axvxexrxy; Uxnxtxixtxlxexd (Sxaxtxuxrxdxaxy Nxixgxhxt)	14,876	296,849
(Cost: $297,520, Acquisition Date: 03/05/2024)
Masterworks 386, LLC-Rxixcxhxtxexr, Gxexrxhxaxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd (557-3), 1984	31,900	638,000
(Cost: $638,000, Acquisition Date: 04/30/2024)
Masterworks 387, LLC-Fxoxrxg, Gxuxnxtxhxexr; Uxnxtxixtxlxexd	9,709	208,775
(Cost: $194,180, Acquisition Date: 03/05/2024)
Masterworks 388, LLC-Bxaxs, Hxexrxnxaxn; Wxixtxh Sxtxuxpxixd	12,483	249,660
(Cost: $249,660, Acquisition Date: 03/05/2024)
Masterworks 389, LLC-, Uxnxtxixtxlxexd	7,634	152,680
(Cost: $152,680, Axcxqxuxixsxixtxixoxn Date: 04/02/2024)
Masterworks 390, LLC-Oxwxexnxs, Lxaxuxrxa; Uxnxtxixtxlxexd	12,832	256,640
(Cost: $256,640, Acquisition Date: 03/05/2024)
Masterworks 391, LLC-Pxexyxtxoxn, Exlxixzxaxbxextxh; Pxixoxtxr Uxkxlxaxnxsxkxi	9,021	124,944
(Cost: $180,420, Acquisition Date: 03/05/2024)
Masterworks 393, LLC-Fxrxaxnxkxexnxtxhxxaxlxexr, Hxexlxexn; Sxexaxsxpxaxcxe	25,665	512,438
(Cost: $513,300, Acquisition Date: 03/05/2024)
Masterworks 395, LLC-Fxoxrxg, Gxuxnxtxhxexr; Uxnxtxixtxlxexd	7,634	170,472
(Cost: $152,680, Acquisition Date: 03/05/2024)
Masterworks 396, LLC-Sxoxuxlxaxgxexs, Pxixexrxrxe; Pxexixnxtxuxrxe 181 X 81 Cm, 2006	15,256	212,409
(Cost: $305,120, Acquisition Date: 04/02/2024)
Masterworks 398, LLC-Rxixlxexy, Bxrxixdxgxext; Cxlxoxsxe Bxy	36,061	687,232
(Cost: $721,220, Acquisition Date: 03/05/2024)
Masterworks 399, LLC-Bxaxs, Hxexrxnxaxn; Txhxe Dxexaxd Lxixnxe	6,630	132,339
(Cost: $132,600, Acquisition Date: 03/05/2024)
Masterworks 400, LLC-Rxixcxhxtxexr, Gxexrxhxaxxrxd; Axbxsxtxrxaxkxtxexs Bxixlxd [819-2]	33,499	669,980
(Cost: $669,980, Acquisition Date: 03/05/2024)
Masterworks 402, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Uxnxtxixtxlxexd	10,703	213,577
(Cost: $214,060, Acquisition Date: 03/05/2024)
Masterworks 406, LLC-, Cxoxdxa	17,156	343,120
(Cost: $343,120, Acquisition Date: 04/02/2024)
Masterworks 407, LLC-Wxoxoxd, Jxoxnxaxs; Wxoxoxd Sxhxexlxf Wxixtxh Bxaxlxl, 2019	31,900	638,000
(Cost: $638,000, Acquisition Date: 03/26/2024)
Masterworks 410, LLC-Yxe, Lxixu; Txhxe Exnxd Oxf Bxaxrxoxqxuxe	39,847	796,940
(Cost: $796,940, Acquisition Date: 04/02/2024)
Masterworks 414, LLC-Bxrxaxdxfxoxrxd, Mxaxrxk; Vxaxlxuxe 87, 2009	19,242	384,840
(Cost: $384,840, Acquisition Date: 04/30/2024)
Masterworks 416, LLC-Gxhxexnxixe, Axdxrxixaxn; Txhxe Lxixdxlxexsxs Exyxe	11,795	235,368
(Cost: $235,900, Acquisition Date: 03/05/2024)
Masterworks 417, LLC-Nxaxrxa, Yxoxsxhxixtxoxmxo; Dxoxg Ixn Txhxe Nxixgxhxt	12,483	249,097
(Cost: $249,660, Acquisition Date: 03/05/2024)
Masterworks 418, LLC-Bxoxextxtxi, Axlxixgxhxixexrxo; Ixl Vxexnxtxixcxixnxqxuxexsxixmxo Gxxixoxrxnxo Dxexl Txexrxzxo Mxexsxe Dxexlxlxaxnxnxo Mxixlxlxexnxoxvxexcxexnxtxoxoxtxtxaxn	7,634	152,680
(Cost: $152,680, Acquisition Date: 03/26/2024)
Masterworks 419, LLC-Hxexnxdxrxixcxkxs, Bxaxrxkxlxexy xL.; Txrxixpxlxe Pxoxrxtxrxaxixt: Wxoxrxlxd Cxoxnxqxuxexrxoxr, 2011	29,251	585,020
(Cost: $585,020, Acquisition Date: 04/30/2024)

Total Class A Equity Shares (Cost $98,907,640)		102,155,071

Short-Term Investments - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class Z - 5.22% (d)	954,168	954,168
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 5.22% (d)	954,168	954,168

Total Short-Term Investments (Cost $1,908,336)		1,908,336

Total Investments (Cost $100,815,976) - 111.1%		104,063,407

Liabilities in Excess of Other Assets - (11.1)%		(10,430,110)

Total Net Assets - 100.0%		93,633,297

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)	Non-Income producing security.
(c)	Security is illiquid.
(d)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments

STONE RIDGE ART RISK PREMIUM FUND

Consolidated Schedule of Investments as of April 30, 2024 (Unaudited)

Prepaid Forward Contract (a)

Artwork Contract	Counterparty	Contract Date	Cost	Fair Value
Sxtxixlxl, Cxlxyxfxfx oxrxd; PxH-69 (b)	Masterworks, LLC	8/30/2023	$7,073,164	$9,970,753
Cxoxnxdxo, Gxexoxrxgx e; Axuxtxuxmxnxixn Sxoxhxo (c)	Masterworks, LLC	3/13/2024	1,825,000	2,794,125

				$12,764,878

(a)	Contract is fair valued by the Adviser and has significant unobservable inputs.
(b)

The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(c)

The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2027 or May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

The accompanying Notes are an integral part of the Consolidated Schedule of Investments

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Art Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940 and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by Stone Ridge, then such instruments will be valued as determined in good faith by Stone Ridge.

The Fund generally expects that the Artwork it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:

•

Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.

•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.

•

Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.

Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Adviser will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The table below summarizes assets and liabilities measured at fair value on a recurring basis:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$102,155,071	$102,155,071
Money Market Funds	1,908,336	—	—	1,908,336

Total Investments	$1,908,336	$—	$102,155,071	$104,063,407

Other Financial Instruments
Prepaid Forward Contract	$—	$—	$12,764,878	$12,764,878

Total	$—	$—	$12,764,878	$12,764,878

Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended April 30, 2024:

	Class A Equity Shares	Prepaid Forward Contracts
Beginning Balance - August 1, 2023	$75,648,849	$—
Acquisitions	25,108,241	8,898,164
Dispositions	(2,087,394)	—
Realized gains (losses)	349,058	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	3,136,317	3,866,714
Transfers in/(out) Level 3	—	—

Ending Balance - April 30, 2024	$102,155,071	$12,764,878

As of April 30, 2024, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $3,136,317 for Class A Equity Shares and $3,762,767 for Prepaid Forward Contracts.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2024:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/24	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$15,750,850	Recent Transaction	N/A	N/A	N/A

Class A Equity Shares	Art	$86,404,221	Sales Comparison Approach	N/A	N/A	N/A

Prepaid Forward Contracts	Art	$12,764,878	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.

To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.